CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Oct. 31, 2020	Oct. 31, 2019
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.001	$ 0.001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	5,000,000	5,000,000
Ordinary shares, shares outstanding	5,000,000	5,000,000